Note 9 - Junior Subordinate Debentures (Detail) - Trust Preferred Securities (Trust preferred securities [Member], USD $)	Dec. 31, 2012		Dec. 31, 2011
Amount Issued (in Dollars)	$ 36,085,000
Interest rate description	Weighted Average Rate
Interest rate period end	2.68%		2.71%
QCR Holdings Statutory Trust II [Member]
Date issued	Feb. 29, 2004
Amount Issued (in Dollars)	12,372,000
Interest rate description	2.85% over 3-month LIBOR *	[1]
Interest rate period end	3.21%		3.22%
QCR Holdings Statutory Trust III [Member]
Date issued	Feb. 29, 2004
Amount Issued (in Dollars)	8,248,000
Interest rate description	2.85% over 3-month LIBOR
Interest rate period end	3.21%		3.22%
QCR Holdings Statutory Trust IV [Member]
Date issued	May 31, 2005
Amount Issued (in Dollars)	5,155,000
Interest rate description	1.80% over 3-month LIBOR
Interest rate period end	2.14%		2.20%
QCR Holdings Statutory Trust V [Member]
Date issued	Feb. 28, 2006
Amount Issued (in Dollars)	$ 10,310,000
Interest rate description	1.55% over 3-month LIBOR **	[2]
Interest rate period end	1.89%		1.95%

[1]	Rate was fixed at 6.93% until March 31, 2011 when it became variable based on 3-month LIBOR plus 2.85%, reset quarterly.
[2]	Rate was fixed at 6.62% until April 7, 2011, when it became variable based on 3-month LIBOR plus 1.55%, reset quarterly.